Other Intangibles (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Components of Other Intangibles Net

Other intangibles, net as of March 31, 2013 and December 31, 2012 consist of the following:

	Estimated Useful Life (Years)	March 31, 2013	December 31, 2012
Customer relationships	20	$342,460	$328,382
Trademarks—All Others	Indefinite	54,339	49,413
Trademarks—TagWorks	5	240	240
Patents	5-20	20,250	20,250
Quick Tag license	6	11,500	11,500
Laser Key license	5	1,250	1,250
KeyWorks license	10	4,100	4,100
Non-compete agreements	5-10	4,450	4,450
Lease agreement	0.5	240	240

Intangible assets, gross		438,829	419,825
Less: Accumulated amortization		58,670	53,181

Other intangibles, net		$380,159	$366,644

consideration amounting to $11,500. Other intangibles, net as of December 31, 2012 and 2011 consist of the following:

	Estimated Useful Life (Years)	December 31, 2012	Estimated Useful Life (Years)	December 31, 2011
Customer relationships	20	$328,382	20	$326,200
Trademarks—All Others	Indefinite	49,413	Indefinite	49,660
Trademarks—TagWorks	5	240	5	240
Patents	5-20	20,250	5-20	20,200
Quick Tag license	6	11,500	6	11,500
Laser Key license	5	1,250	5	1,250
KeyWorks license	10	4,100	10	4,100
Non compete agreements	5-10	4,450	5.5-10	4,200
Lease agreement	0.5	240	0.5	240

Intangible assets, gross		419,825		417,590
Less: Accumulated amortization		53,181		31,388

Other intangibles, net		$366,644		$386,202